CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Vehicle sales and other sales revenue | ¥	¥ 4,951,171		¥ 0	¥ 0
Total revenues	4,951,171	$ 720,117
Cost of sales:
Total cost of sales	(5,207,047)	(757,333)
Gross loss	(255,876)	(37,216)
Operating expenses:
Research and development	(3,997,942)	(581,477)	(2,602,889)	(1,465,353)
Selling, general and administrative	(5,341,790)	(776,931)	(2,350,707)	(1,137,187)
Total operating expenses	(9,339,732)	(1,358,408)	(4,953,596)	(2,602,540)
Loss from operations	(9,595,608)	(1,395,624)	(4,953,596)	(2,602,540)
Interest income	133,384	19,400	18,970	27,556
Interest expenses	(123,643)	(17,983)	(18,084)	(55)
Share of losses of equity investees	(9,722)	(1,414)	(5,375)
Investment income | ¥			3,498	2,670
Other income/(loss), net	(21,346)	(3,105)	(58,681)	3,429
Loss before income tax expense	(9,616,935)	(1,398,726)	(5,013,268)	(2,568,940)
Income tax expense	(22,044)	(3,206)	(7,906)	(4,314)
Net loss	(9,638,979)	(1,401,932)	(5,021,174)	(2,573,254)
Accretion on convertible redeemable preferred shares to redemption value	(13,667,291)	(1,987,825)	(2,576,935)	(981,233)
Accretion on redeemable non-controlling interests to redemption value	(63,297)	(9,206)
Net loss attributable to non-controlling interests	41,705	6,066	36,440	36,938
Net loss attributable to ordinary shareholders of NIO Inc.	(23,327,862)	(3,392,897)	(7,561,669)	(3,517,549)
Net loss	(9,638,979)	(1,401,932)	(5,021,174)	(2,573,254)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(20,786)	(3,023)	(124,374)	55,493
Total other comprehensive income/(loss)	(20,786)	(3,023)	(124,374)	55,493
Total comprehensive loss	(9,659,765)	(1,404,955)	(5,145,548)	(2,517,761)
Accretion on convertible redeemable preferred shares to redemption value	(13,667,291)	(1,987,825)	(2,576,935)	(981,233)
Accretion on redeemable non-controlling interests to redemption value	(63,297)	(9,206)
Net loss attributable to non-controlling interests	41,705	6,066	36,440	36,938
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	¥ (23,348,648)	$ (3,395,920)	¥ (7,686,043)	¥ (3,462,056)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted (in shares) | shares	332,153,211	332,153,211	21,801,525	16,697,527
Net loss per share attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (70.23)	$ (10.21)	¥ (346.84)	¥ (210.66)
Weighted average number of ADS used in computing net loss per ADS
Basic and diluted (in shares) | shares	332,153,211	332,153,211
Net loss per ADS attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (70.23)	$ (10.21)
Vehicle sales
Revenues:
Vehicle sales and other sales revenue	¥ 4,852,470	$ 705,762	¥ 0
Cost of sales:
Vehicle sales and other sales cost of sales	(4,930,135)	(717,058)
Other sales
Revenues:
Vehicle sales and other sales revenue	98,701	14,355
Cost of sales:
Vehicle sales and other sales cost of sales	¥ (276,912)	$ (40,275)